Related party and shareholder transactions	12 Months Ended
Dec. 31, 2023
Related party and shareholder transactions
Related party and shareholder transactions

Note 15 - Related party and shareholder transactions

On December 8, 2023, Ms Kwok Kai Kai Clara (the beneficiary owner of Prime Ocean Holdings Limited), a shareholder of the Company loaned $1,923 to Giant Credit Limited. The loan is unsecured, non-interest bearing and repayable on demand. As of December 31, 2023, $nil was repaid and the outstanding amount due to Ms Kwok Kai Kai Clara was $1,923.